SUMMARY OF OBSERVABLE INPUTS USED IN THE VALUATION OF THE CONVERTIBLE COMPONENT LIABILITY (Details) - Convertible Bridge Loan [Member]	Dec. 31, 2020
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	0.075
Measurement Input, Share Price [Member] | Closing Date [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	0.051
Measurement Input, Share Price [Member] | Closing Date [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	0.125
Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	128.3
Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	131.5
Measurement Input, Price Volatility [Member] | Closing Date [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	95.92
Measurement Input, Price Volatility [Member] | Closing Date [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	127.53
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	0.08
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	0.14
Measurement Input, Risk Free Interest Rate [Member] | Closing Date [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	0.10
Measurement Input, Risk Free Interest Rate [Member] | Closing Date [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	0.18